Business combinations	12 Months Ended
Oct. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business combinations
5. Business combinations
In accordance with IFRS 3, Business Combinations, these transactions meet the definition of a business combination and, accordingly, the assets acquired, and the liabilities assumed have been recorded at their respective estimated fair values as of the acquisition date.
A. Remexian Pharma GmbH
On September 2, 2025, the Company, pursuant to a Share Purchase Agreement (the “Agreement”), acquired 51% of the issued and outstanding shares of Remexian Pharma GmbH (“Remexian”), a company in the business of importation and wholesale of medical cannabis, for a total purchase price $46,867 (EUR 29,188).The acquisition of Remexian served to broaden the Company’s product offerings and geographic reach throughout Europe. The transaction can be summarized as follows

	EUR	$
Common shares	16,725	26,856
Cash	7,654	12,289
Vendor loan	5,609	9,007
Long-term contract asset	(800)	(1,285)
Total consideration(i)	29,188	46,867

Purchase price allocation
Trade and other receivable	595	955
Inventory	19,953	32,039
Prepaid expenses and deposits	5,929	9,520
Property, plant and equipment	236	379
Intangible assets (note 8)	21,151	33,962
Accounts payable and accrued liabilities	(14,065)	(22,575)
Income tax payable (note 20)	(3,495)	(5,612)
Interest bearing loans and borrowings	(4,004)	(6,429)
Notes payable	(2,855)	(4,584)
Goodwill (note 8)	19,468	31,260
Deferred tax liability (note 20)	(4,391)	(7,051)
Non controlling interest	(9,334)	(14,997)
	29,188	46,867

(i)Total consideration was $46,867 (EUR 29,188), and consisted of: (i) cash consideration of $12,289 (EUR 7,654); (ii) 5,864,373 common shares of the Company issued as consideration with a value of $26,856 (EUR 16,725); (iii) a vendor loan with a fair value of $9,007 (EUR 5,609) (see Note 12); and (iv) a long-term contract asset of $1,285 (EUR 800) arising from a contingent purchase price adjustment under the Remexian share purchase agreement.
Under the Share Purchase Agreement, the Company is entitled to the return of consideration transferred, up to a maximum of 29% of the final purchase price, if a substantive amendment to the German Medical Cannabis Act (“MedCanG”) occurs by July 31, 2026 and, as a result of such change in law, Remexian’s EBITDA deteriorates by more than 30%. This arrangement represents contingent consideration receivable and provides the Company with protection against adverse regulatory developments impacting the acquired business.
The long-term contract asset was recognized at its estimated fair value of $1,285 (EUR 800) at the acquisition date, based on management’s assessment of the likelihood of the specified change in law occurring and its expected impact on Remexian’s EBITDA. This amount is presented in the consolidated statement of financial position within long-term contract asset. Management reassessed the fair value of the contingent consideration as at October 31, 2025 and determined that no change was required.
Under the Remexian Agreement, the Company has a call option with a 5 year life starting September 2, 2027 to purchase the remaining 49% shares from the non-controlling shareholders in Remexian. The call option is exercisable at an exercise price determined as a multiple of 4 times or 3.64065 times trailing annual EBITDA. The Company analyzed the value of the call option and considers it to be at fair value, and therefore no amount has been recognized in the financial statements in respect of the call option.

The non-controlling interest recorded represents the 49% of Remexian shares held by the Sellers and is initially measured as the proportionate share of the recognized assets and liabilities. Under the Agreement, the non-controlling interests are subject to a call and put option. See note 16 for further details on the derivative liability related to the put option. The Company expensed $676 of acquisition-related costs during the year ended October 31, 2025 related to this transaction, which are included in finance and other costs in the consolidated statement of loss and comprehensive loss.

The fair values of the identifiable assets acquired and liabilities assumed are provisional as at October 31, 2025 and are subject to adjustment during the measurement period, which may extend up to one year from the acquisition date, as additional information becomes available regarding facts and circumstances that existed at the acquisition date.

The excess of the purchase price over the net identifiable assets acquired, and the liabilities assumed resulted in goodwill of $31,260 which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

Remexian’s statutory year-end is December 31. For consolidation purposes, the Company includes Remexian’s financial information through October 31 to align with the Company’s year-end. From the date of acquisition, Remexian contributed $9,810 of revenue and $2,568 loss before taxes during the year ended October 31, 2025. If the combination had taken place at the beginning of the year, revenue would have been $89,391 and profit before income taxes would have been $8,139.
B. Cantopia (Millcreek) acquisition
On June 25, 2024, the Company closed the acquisition of 100% of one retail cannabis store previously operated by Cantopia at 6400 Millcreek Drive, Mississauga, Ontario. Pursuant to the terms of the Arrangement, the consideration was comprised of $600 in cash with 25% of the purchase price withheld in escrow for one year after the date of the agreement to cover potential post-closing adjustments.
In accordance with IFRS 3 Business Combinations, the substance of this transaction constituted a business combination. The purchase price was allocated based on the Company’s estimated fair value of the identifiable net assets acquired on the acquisition date. Management finalized its purchase price allocation for the fair value of identifiable intangible assets, income taxes and the allocation of goodwill. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. Goodwill is not deductible for tax purposes.
The transaction can be summarized as follows

Total consideration	$
Cash	600
600

Purchase price allocation
Leasehold improvements	50
Office equipment and computers	6
Right-of-use assets	292
Inventory	41
License	4
Goodwill	499
Lease liability	(292)
600